Loans - Summary of Consumer Loans excluding Credit Card (Details 5) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	$ 684,916	$ 685,498	$ 695,210
Consumer Loan Excluding Credit Card
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	315,169	327,464
Residential real estate, excluding PCI [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	167,468	174,211
Home Equity - Senior Lien [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	22,969	24,376
Home Equity - Junior Lien [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	59,782	64,009
Prime Mortgages, including option ARMs [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	74,276	74,539
Subprime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	10,441	11,287
Total other consumer [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	78,707	80,490
Auto [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	46,796	48,367
Consumer business banking [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	17,141	16,812
Student And Other Loans [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	14,770	15,311
PCI Home Equity [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	23,535	24,459
PCI Prime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	16,200	17,322
PCI Subprime Mortgage [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	5,187	5,398
PCI Option ARMs [Member]
Consumer loans by class, excluding the credit card loan portfolio segment
Total retained loans	$ 24,072	$ 25,584